FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 61,175	$ 44,558
Financial assets, at fair value	61,175	44,558
Disclosure of financial liabilities [line items]
Financial liabilities	266,821	223,744
Financial liabilities	261,308	227,064
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	8,009	7,028
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	258,812	216,716
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	13,351	7,840
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,600	8,096
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	41,224	28,622
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	11,390	10,875
Financial liabilities	9,599	11,993
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	11,390	10,875
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	187,544	152,181
Financial liabilities	184,254	153,844
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	187,544	152,181
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	15,140	12,876
Financial liabilities	14,708	13,415
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	15,140	12,876
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	202,684	165,057
Financial liabilities	198,962	167,259
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	202,684	165,057
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	48,559	43,504
Financial liabilities	48,559	43,504
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	6,895	5,490
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities		0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	41,664	38,014
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,188	4,308
Financial liabilities	4,188	4,308
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	1,114	1,538
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,074	2,770
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	6,472	5,927
Financial assets, at fair value	6,472	5,927
Equity investments [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	4,953	3,492
Equity investments [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,519	2,435
Equity investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	7,952	2,837
Financial assets, at fair value	7,952	2,837
Loans and notes receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	53	5
Loans and notes receivables | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	7,899	2,832
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	14,396	12,694
Financial assets, at fair value	14,396	12,694
Cash And Cash Equivalents1 | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	14,396	12,694
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	26,899	16,546
Financial assets, at fair value	26,899	16,546
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	9,602	5,495
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,600	8,096
Other financial assets | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	10,697	2,955
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	19,880	15,318
Financial assets, at fair value	19,880	15,318
Trade receivables and other [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value		2,345
Trade receivables and other [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Trade receivables and other [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	16,131	12,973
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	1,566	2,020
Financial assets, at fair value	1,566	2,020
Loans to government [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to government [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,566	2,020
Loans to government [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,147	2,521
Financial assets, at fair value	2,147	2,521
Loans to corporate entities [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	426	514
Loans to corporate entities [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,717	2,004
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	4	3
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	8,762	3,241
Financial assets, at fair value	8,762	3,241
Fixed income securities and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	4,170	1,484
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,798	1,637
Fixed income securities and other | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 2,794	$ 120